CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 228,840	$ 250,561
Short-term investments	5,367	6,115
Trade receivables, net of allowances for credit losses of $19,130 and $22,064, respectively	605,154	719,114
Grower advance receivables, net of allowances of $15,817 and $9,606, respectively	120,940	72,350
Other receivables, net of allowances of $14,810 and $14,066, respectively	137,575	125,908
Inventories, net of allowances of $4,410 and $7,447, respectively	436,878	410,737
Prepaid expenses	55,045	45,339
Other current assets	15,034	11,011
Assets held-for-sale	645	200
Total current assets	1,605,478	1,641,335
Long-term investments	16,498	23,433
Investments in unconsolidated affiliates	124,239	128,407
Actively marketed property	31,007	50,364
Property, plant and equipment, net of accumulated depreciation of $404,009 and $283,677, respectively	1,343,307	1,430,850
Operating lease right-of-use assets	392,797	368,632
Goodwill	497,453	511,333
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $120,315 and $117,499 respectively	50,990	62,046
Other assets	159,681	98,917
Deferred tax assets, net	64,112	46,371
Total assets	4,591,842	4,667,968
LIABILITIES AND EQUITY
Accounts payable	729,615	696,766
Income taxes payable	11,558	10,316
Accrued liabilities	465,626	464,931
Bank overdrafts	8,623	9,395
Current portion of long-term debt, net	97,435	51,785
Current maturities of operating leases	81,968	73,046
Payroll and other tax	28,913	35,212
Contingent consideration	1,791	2,958
Pension and postretirement benefits	17,287	17,664
Dividends payable and other current liabilities	17,698	9,078
Total current liabilities	1,460,514	1,371,151
Long-term debt, net	1,127,321	1,297,808
Operating leases, less current maturities	320,272	305,714
Deferred tax liabilities, net	143,376	145,689
Income taxes payable, less current portion	30,458	40,439
Contingent consideration, less current portion	5,022	4,302
Pension and postretirement benefits, less current portion	124,646	152,149
Other long-term liabilities	61,248	105,310
Total liabilities	3,272,857	3,422,562
Commitments and contingent liabilities (See Note 19)
Redeemable noncontrolling interests	32,311	32,776
Stockholders’ equity:
Common stock — $0.01 par value; 300,000,000 shares authorized and 94,899,194 and 94,877,706 shares outstanding as of December 31, 2022 and December 31, 2021, respectively	949	950
Additional paid-in capital	795,063	792,223
Retained earnings	469,249	413,335
Accumulated other comprehensive loss	(104,133)	(125,919)
Total equity attributable to Dole plc	1,161,128	1,080,589
Equity attributable to noncontrolling interests	125,546	132,041
Total equity	1,286,674	1,212,630
Total liabilities, redeemable noncontrolling interests and equity	$ 4,591,842	$ 4,667,968